Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 55.9%
	APPAREL & TEXTILE PRODUCTS - 0.7%
346,000	Ralph Lauren Corp.	1.700	6/15/2022	$353,021

	AUTOMOTIVE - 2.8%
1,431,000	Toyota Motor Credit Corp.	0.450	7/22/2022	1,435,557

	BANKING - 8.7%
943,000	Bank of America Corp., 3M Libor + 1.42% #	1.638	4/19/2021	948,940
452,000	Citibank NA, 3M Libor + 0.57% #	0.779	7/23/2021	453,342
200,000	Citigroup, Inc.	2.900	12/8/2021	205,131
364,000	Citigroup, Inc., 3M Libor + 0.96% #	1.175	4/25/2022	367,795
250,000	KeyBank NA, 3M Libor + 0.66% #	0.911	2/1/2022	251,484
843,000	Royal Bank of Canada, 3 M Libor + 0.39% #	0.604	4/30/2021	844,548
268,000	Synchrony Bank	3.650	5/24/2021	271,368
133,000	Wells Fargo & Co.	2.500	3/4/2021	134,003
844,000	Wells Fargo & Co., 3 M Libor + 1.34% #	1.591	3/4/2021	847,814
24,000	Wells Fargo & Co., 3 M Libor + 1.03% #	1.240	7/26/2021	24,158
96,000	Wells Fargo & Co.	3.500	3/8/2022	99,976
				4,448,559
	BEVERAGES - 1.6%
822,000	Keurig Dr. Pepper, Inc.	3.551	5/25/2021	836,834

	BIOTECHNOLOGY & PHARMACEUTICALS - 1.6%
799,000	Bristol-Myers Squibb Co., 3M Libor + 0.20% #	0.480	11/16/2020	799,082

	ELECTRIC & GAS MARKETING & TRADING - 1.5%
784,000	Con Edison Co. of NY, Inc., 3M Libor + 0.40% #	0.625	6/25/2021	785,599

	ELECTRIC UTILITIES - 2.2%
803,000	Duke Energy Florida LLC, 3M Libor + 0.25% #	0.484	11/26/2021	804,111
265,000	Duke Energy Progress LLC, 3M Libor + 0.18% #	0.433	2/18/2022	265,060
35,000	Virginia Electric & Power Co.	2.950	1/15/2022	35,819
				1,104,990
	ENTERTAINMENT CONTENT - 2.0%
1,010,000	TWDC Enterprises 18 Corp., 3M Libor + 0.39% #	0.641	3/4/2022	1,013,504

	FOOD - 4.3%
1,006,000	Campbell Soup Co.	3.300	3/15/2021	1,016,903
113,000	Campbell Soup Co., 3M Libor + 0.63% #	0.880	3/15/2021	113,184
612,000	General Mills, Inc.	3.200	4/16/2021	620,286
438,000	General Mills, Inc., 3M Libor + 0.54% #	0.770	4/16/2021	438,744
				2,189,117
	HEALTH CARE FACILITIES & SERVICES - 3.6%
234,000	Anthem, Inc.	3.125	5/15/2022	243,672
594,000	Quest Diagnostics, Inc	4.700	4/1/2021	602,484
972,000	UnitedHealth Group, Inc., 3M Libor + 0.26% #	0.510	6/15/2021	973,607
				1,819,763
	HOME CONSTRUCTION - 0.5%
242,000	DR Horton, Inc.	2.550	12/1/2020	242,365

	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
37,000	Goldman Sachs Group, Inc.	2.625	4/25/2021	37,339
776,000	Goldman Sachs Group, Inc.	3.000	4/26/2022	785,617
251,000	Goldman Sachs Group, Inc., 3M Libor + 1.11% #	1.325	4/26/2022	251,963
849,000	Morgan Stanley, 3M Libor + 1.40% #	1.609	4/21/2021	854,275
201,000	Morgan Stanley	5.500	7/28/2021	208,593
				2,137,787
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	INSURANCE - 3.1%
1,309,000	Allstate Corp., 3M Libor + 0.43% #	0.648	3/29/2021	$1,311,175
275,000	Travelers Co., Inc.	3.900	11/1/2020	275,000
				1,586,175
	LEISURE FACILITIES & SERVICES - 2.5%
757,000	Marriot International, 3M Libor + 0.60% #	0.846	12/1/2020	756,567
488,000	Marriot International, 3M Libor + 0.65% #	0.898	3/8/2021	486,874
70,000	McDonald's Corp.	3.625	5/20/2021	71,165
				1,314,606
	MACHINERY - 0.5%
276,000	Caterpillar Financial Services Corp., 3M Libor + 0.39% #	0.670	5/17/2021	276,583

	OIL & GAS PRODUCERS - 2.0%
1,000,000	Chevron USA, Inc., 3M Libor + 0.11% #	0.367	8/12/2022	1,000,295

	RETAIL - DISCRETIONARY - 0.3%
150,000	Home Depot, Inc., 3M Libor + 0.31% #	0.556	3/1/2022	150,487

	SOFTWARE - 2.1%
1,063,000	Oracle Corp.	1.900	9/15/2021	1,076,514

	SPECIALTY FINANCE - 4.0%
573,000	American Express Co., 3M Libor + 0.53% #	0.805	5/17/2021	574,338
814,000	Capital One Financial Corp.	3.450	4/30/2021	824,513
50,000	Capital One Financial Corp., 3M Libor + 0.95% #	1.192	3/9/2022	50,444
122,000	Synchrony Financial	3.750	8/15/2021	124,232
439,000	Synchrony Financial	2.850	7/25/2022	453,033
				2,026,560
	TECHNOLOGY HARDWARE - 0.6%
305,000	Apple, Inc., 3M Libor + 0.50% #	0.743	2/9/2022	306,859

	TELECOMMUNICATIONS - 2.8%
446,000	AT&T, Inc., 3M Libor + 0.75% #	0.996	6/1/2021	447,704
872,000	AT&T, Inc., 3M Libor + 0.95% #	1.187	7/15/2021	877,455
132,000	Verizon Communications, Inc., 3M Libor + 1.00% #	1.237	3/16/2022	133,737
				1,458,896
	TRANSPORTATION & LOGISTICS - 2.6%
704,000	Penske Truck Leasing Co. LP 144A	3.300	4/1/2021	710,619
217,000	United Parcel Service, Inc.	3.125	1/15/2021	218,313
411,000	United Parcel Service, Inc., 3M Libor + 0.15% #	0.375	4/1/2021	411,199
				1,340,131
	WHOLESALE - CONSUMER STAPLES - 1.7%
882,000	PepsiCo., Inc., 3M Libor + 0.53% #	0.763	10/6/2021	886,354

	TOTAL CORPORATE BONDS (Cost $28,520,718)			28,589,638

	MUNICIPAL BONDS - 16.4%
	APPROPRIATION - 3.3%
745,000	Kansas Development Finance Authority	5.000	12/1/2020	747,704
700,000	Kansas Development Finance Authority	5.000	6/1/2021	718,851
225,000	Michigan State Building Authority	0.391	4/15/2022	225,317
				1,691,872
	BOND BANK - 0.9%
450,000	Indiana Finance Authority	5.000	2/1/2021	455,265

	CITY - 1.7%
605,000	City of San Antonio TX	4.000	9/15/2021	624,790
215,000	Port Authority of Houston of Harris County Texas	5.000	10/1/2021	224,245
				849,035
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	COUNTY - 3.2%
505,000	County of Passaic NJ	2.000	11/1/2021	$ 512,959
75,000	County of Passaic NJ	2.000	11/1/2021	76,182
635,000	County of Westchester NY	2.500	7/1/2022	657,327
400,000	County of Westchester NY	2.500	7/1/2023	421,236
				1,667,704
	ECONOMY & INDUSTY DEVELOPMENT- 0.8%
190,000	New York State Energy Research & Development Authority	1.524	10/1/2021	189,966
205,000	New York State Energy Research & Development Authority	1.624	10/1/2022	204,922
				394,888
	ELECTRICITY & PUBLIC POWER - 0.2%
85,000	Energy Northwest	5.000	7/1/2021	87,660

	HIGHER EDUCATION - 0.9%
150,000	Hempstead Town Local Development Corp.	5.000	7/1/2022	154,458
75,000	New York State Dormitory Authority	1.286	7/1/2021	75,467
45,000	Pennsylvania Higher Educational Facilities Authority	5.000	5/1/2022	47,997
195,000	Pennsylvania State University	1.090	9/1/2021	196,404
				474,326
	HOSPITALS - 0.2%
70,000	Maine Health & Higher Educational Facilities Authority	5.000	7/1/2021	72,181
20,000	Maine Health & Higher Educational Facilities Authority	5.000	7/1/2021	20,578
				92,759
	INCOME TAX FINANCING - 1.2%
305,000	New York State Dormitory Authority	5.000	2/15/2021	309,072
330,000	New York State Urban Development Corp.	0.397	3/15/2021	330,036
				639,108
	MULTI-FAMILY HOUSING - 0.4%
195,000	Texas Department of Housing & Community Affairs ^	1.600	5/1/2021	195,000

	SCHOOL DISTRICTS - 0.6%
30,000	Amarillo Independent School District	0.267	2/1/2022	30,007
50,000	City of West Haven CT	3.000	3/15/2021	50,374
50,000	City of West Haven CT	3.000	3/15/2022	51,340
85,000	Clint Independent School District *	0.000	2/15/2022	84,414
105,000	El Paso Independent School District *	0.000	8/15/2021	104,584
				320,719
	STATES - 0.9%
145,000	State of Georgia	5.000	2/1/2021	146,699
60,000	State of Georgia	5.000	7/1/2021	61,901
140,000	State of Mississippi	5.000	10/1/2027	146,101
95,000	State of Washington	5.250	2/1/2036	96,181
				450,882
	WATER & SEWER - 2.1%
260,000	City of Irving TX Waterworks & Sewer System Revenue	5.000	8/15/2021	269,636
85,000	County of King WA Sewer Revenue	5.000	1/1/2031	85,655
105,000	County of King WA Sewer Revenue	0.270	1/1/2021	105,014
255,000	County of King WA Sewer Revenue	0.370	1/1/2022	255,301
75,000	Louisville and Jefferson County Metropolitan Sewer District	0.290	5/15/2021	75,001
115,000	Soquel Creek Water District	0.253	3/1/2021	115,003
170,000	Soquel Creek Water District	0.303	3/1/2022	169,959
				1,075,569

	TOTAL MUNICIPAL BONDS (Cost $8,384,877)			8,394,787

	U.S. TREASURY BILLS - 13.3%
1,750,000	United States Treasury Bill *	0.000	1/7/2021	1,749,759
500,000	United States Treasury Bill *	0.000	1/12/2021	499,926
700,000	United States Treasury Bill *	0.000	1/21/2021	699,881
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	U.S. TREASURY BILLS (continued) - 13.3%
500,000	United States Treasury Bill *	0.000	1/26/2021	$499,847
3,325,000	United States Treasury Bill *	0.000	2/4/2021	3,324,240
	TOTAL U.S. TREASURY BILLS (Cost $6,773,200)			6,773,653

	U.S. TREASURY NOTES - 16.5%
1,055,000	United States Treasury Note 3M Libor + 0.14% #	0.239	4/30/2021	1,055,759
4,785,000	United States Treasury Note 3M Libor + 0.22% #	0.320	7/31/2021	4,792,156
575,000	United States Treasury Note 3M Libor + 0.30% #	0.400	10/31/2021	576,690
2,000,000	United States Treasury Note 3M Libor + 0.11% #	0.214	4/30/2022	2,002,397
	TOTAL U.S. TREASURY NOTES (Cost $8,423,182)			8,427,002

	TOTAL INVESTMENTS - 102.1% (Cost - $52,101,977)			$52,185,080
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%			(1,081,696)
	NET ASSETS - 100.0%			$51,103,384

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At October 31, 2020 144A securities amounted to $710,619 or 1.39% of net assets.
* Zero Coupon Bonds
^ Adjustable Rate Bond
# Floating Rate Bond - Rate represented is as of October 31, 2020.
3M Libor - A 3-month average of the LIBOR index.
LLC - Limited Liability Company
LP - Limited Partnership

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$28,589,638	$-	$28,589,638
Municipal Bonds	-	8,394,787	-	8,394,787
U.S. Treasury Bills	-	6,773,653	-	6,773,653
U.S. Treasury Notes	-	8,427,002	-	8,427,002
Total	$-	$52,185,080	$-	$52,185,080

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$52,101,977	$88,455	$(5,352)	$83,103